UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	February 28, 2009

Date of reporting period:	May 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments May 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (91.7%)
	Basic Energy (43.2%)
	Integrated Oil (18.2%)
75,000	Chevron Corp.	$7,436,250
35,000	ConocoPhillips	3,258,500
110,000	Exxon Mobil Corp.	9,763,600
48,000	Hess Corp.	5,894,880
100,000	Murphy Oil Corp.	9,265,000
120,000	Petroleo Brasileiro S.A. (ADR) (Brazil)	8,460,000
30,000	Suncor Energy, Inc. (Canada)	2,050,500
		46,128,730
	Oil & Gas Pipelines (2.0%)
130,000	Williams Companies, Inc. (The)	4,945,200

	Oil & Gas Production (23.0%)
45,000	Apache Corp.	6,032,700
80,000	Chesapeake Energy Corp.	4,381,600
52,000	Devon Energy Corp.	6,028,880
35,000	Noble Energy, Inc.	3,410,750
80,000	Occidental Petroleum Corp.	7,354,400
85,000	Petrohawk Energy Corp.*	2,497,300
135,000	Quicksilver Resources Inc.*	4,918,050
25,000	Range Resources Corp.	1,644,000
50,000	SandRidge Energy, Inc.*	2,750,000
91,000	Ultra Petroleum Corp. (Canada)*	7,914,270
179,182	XTO Energy, Inc.	11,399,559
		58,331,509

	Total Basic Energy	109,405,439

	Energy Development & Technology (25.4%)
	Contract Drilling (10.0%)
45,000	Atwood Oceanics, Inc.*	4,585,950
32,000	Diamond Offshore Drilling, Inc.	4,366,080
40,000	Helmerich & Payne, Inc.	2,506,000
75,000	Noble Corp. (Cayman Islands)	4,735,500
60,000	Transocean Inc. (Cayman Islands)	9,011,400
		25,204,930
	Oilfield Services/Equipment (15.4%)
50,000	Cameron International Corp.*	2,661,500
125,000	Halliburton Co.	6,072,500
60,000	Hornbeck Offshore Services, Inc.	3,162,000
63,234	National-Oilwell Varco, Inc.*	5,268,657
80,000	Schlumberger Ltd. (Netherlands Antilles)	8,090,400
70,000	Smith International, Inc.	5,524,400
180,000	Weatherford International Ltd. (Bermuda)*	8,213,400
		38,992,857

	Total Energy Development & Technology	64,197,787

	Industrial Services (3.9%)
	Engineering & Construction
150,000	Chicago Bridge & Iron Company N.V. (Netherlands)	6,855,000
50,000	McDermott International, Inc. (Panama)*	3,101,500
		9,956,500
	Metal & Basic Materials (18.3%)
	Chemicals: Agricultural (1.5%)
30,000	Monsanto Co.	3,822,000

	Chemicals: Specialty (1.2%)
40,000	FMC Corp.	2,959,200

	Coal (2.5%)
85,000	Peabody Energy Corp.	6,283,200

	Other Metals/Minerals (4.2%)
60,000	Anglo American PLC (ADR) (United Kingdom)	2,056,800
135,000	Companhia Vale do Rio Doce (ADR)*	5,370,300
40,000	Xstrata PLC (United Kingdom)	3,160,731
		10,587,831
	Precious Metals (3.6%)
80,000	Freeport-McMoRan Copper & Gold, Inc.	9,256,800

	Steel (5.3%)
65,000	Cleveland-Cliffs, Inc.	6,935,500
37,000	United States Steel Corp.	6,390,270
		13,325,770

	Total Metal & Basic Materials	46,234,801

	Transportation (0.9%)
	Marine Shipping
35,000	Diana Shipping Inc.	1,224,650
50,000	Safe Bulkers, Inc.	945,000
		2,169,650
	Total Common Stocks (Cost $133,604,911)	231,964,177

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (8.7%)
	Investment Company
22,084	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $22,083,985)		22,083,985

	Total Investments (Cost $155,688,896) (b)	100.4%	254,048,162
	Liabilities in Excess of Other Assets	(0.4)	(1,010,438)
	Net Assets	100.0%	$253,037,724

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Natural Resource Development Securities Inc.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$254,048,162	$254,048,162	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008